Property, plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment
At 1 January	£ 2,160
Charge for the year	213	£ 79	£ 75
At 31 December	2,580	2,160
Fair value of property	183	196
Rental income from investment property	81	18
Direct operating expenses of investment properties	9	3
Bank
Property, plant and equipment
At 1 January	787
Transfers to disposal groups	(32)
Transfers from/to fellow subsidiaries	15
Charge for the year	57
At 31 December	£ 692	787
Level 3
Property, plant and equipment
Fair value percentage of investment property classified	5.00%
Residual value	£ 40
Discontinued Operations
Property, plant and equipment
At 1 January	67
At 31 December	168	67
Cost
Property, plant and equipment
At 1 January	3,628	2,451
Transfers to disposal groups	(697)	(176)
Currency translation and other adjustments	(40)	245
Purchase of Nordisk properties from intermediate holding company		1,005
Transfers from/to fellow subsidiaries	1,329	149
Additions	275	88
Disposals and write-off of fully depreciated assets	(692)	(136)
At 31 December	3,785	3,628	2,451
Cost | Bank
Property, plant and equipment
At 1 January	1,533	1,506
Transfers to disposal groups	(73)
Transfers from/to fellow subsidiaries	26
Additions	57	61
Disposals and write-off of fully depreciated assets	(224)	(34)
At 31 December	1,319	1,533	1,506
Cost | Continuing operations
Property, plant and equipment
Change in fair value of investment properties - continuing operations	18	2
Accumulated impairment, depreciation and amortisation
Property, plant and equipment
At 1 January	1,468	1,420
Transfers to disposal groups	(529)	(109)
Currency translation and other adjustments	(47)	168
Transfers from/to fellow subsidiaries	594	(23)
Disposals and write-off of fully depreciated assets	(441)	(77)
At 31 December	1,205	1,468	1,420
Accumulated impairment, depreciation and amortisation | Bank
Property, plant and equipment
At 1 January	746	695
Disposals and write-off of fully depreciated assets	(159)	(19)
Charge for the year		70
At 31 December	627	746	695
Accumulated impairment, depreciation and amortisation | Continuing operations
Property, plant and equipment
Charge for the year	213	79
Accumulated impairment, depreciation and amortisation | Discontinued Operations
Property, plant and equipment
Charge for the year	2	8
Write back of property, plant and equipment	(55)	2
Investment properties
Property, plant and equipment
At 1 January	1,040
At 31 December	1,048	1,040
Investment properties | Cost
Property, plant and equipment
At 1 January	1,040	27
Currency translation and other adjustments	18	35
Purchase of Nordisk properties from intermediate holding company		1,005
Additions	8	3
Disposals and write-off of fully depreciated assets		(32)
At 31 December	1,048	1,040	27
Investment properties | Cost | Continuing operations
Property, plant and equipment
Change in fair value of investment properties - continuing operations	18	2
Freehold premises | Bank
Property, plant and equipment
At 1 January	513
Transfers to disposal groups	(27)
Transfers from/to fellow subsidiaries	6
Charge for the year	25
At 31 December	452	513
Freehold premises | Cost | Bank
Property, plant and equipment
At 1 January	864	878
Transfers to disposal groups	(61)
Transfers from/to fellow subsidiaries	10
Additions	22	8
Disposals and write-off of fully depreciated assets	(46)	(22)
At 31 December	789	864	878
Freehold premises | Accumulated impairment, depreciation and amortisation | Bank
Property, plant and equipment
At 1 January	351	337
Disposals and write-off of fully depreciated assets	(18)	(13)
Charge for the year		27
At 31 December	337	351	337
Long leasehold premises
Property, plant and equipment
At 1 January	805
At 31 December	662	805
Long leasehold premises | Bank
Property, plant and equipment
At 1 January	39
Transfers to disposal groups	(4)
Charge for the year	2
At 31 December	36	39
Long leasehold premises | Cost
Property, plant and equipment
At 1 January	1,552	1,334
Transfers to disposal groups	(472)	(55)
Currency translation and other adjustments	(37)	83
Transfers from/to fellow subsidiaries	11	197
Additions	27	19
Disposals and write-off of fully depreciated assets	(50)	(26)
At 31 December	1,031	1,552	1,334
Long leasehold premises | Cost | Bank
Property, plant and equipment
At 1 January	66	65
Transfers to disposal groups	(8)
Transfers from/to fellow subsidiaries	2
Additions	1	3
Disposals and write-off of fully depreciated assets	(2)	(2)
At 31 December	59	66	65
Long leasehold premises | Accumulated impairment, depreciation and amortisation
Property, plant and equipment
At 1 January	747	716
Transfers to disposal groups	(315)	(23)
Currency translation and other adjustments	(27)	28
Transfers from/to fellow subsidiaries	6	9
Disposals and write-off of fully depreciated assets	(20)	(16)
At 31 December	369	747	716
Long leasehold premises | Accumulated impairment, depreciation and amortisation | Bank
Property, plant and equipment
At 1 January	27	26
Disposals and write-off of fully depreciated assets	(2)	(1)
Charge for the year		2
At 31 December	23	27	26
Long leasehold premises | Accumulated impairment, depreciation and amortisation | Continuing operations
Property, plant and equipment
Charge for the year	32	29
Long leasehold premises | Accumulated impairment, depreciation and amortisation | Discontinued Operations
Property, plant and equipment
Charge for the year	1	2
Write back of property, plant and equipment	(55)	2
Short leasehold premises
Property, plant and equipment
At 1 January	53
At 31 December	50	53
Short leasehold premises | Bank
Property, plant and equipment
At 1 January	136
Transfers to disposal groups	(1)
Transfers from/to fellow subsidiaries	2
Charge for the year	21
At 31 December	103	136
Short leasehold premises | Cost
Property, plant and equipment
At 1 January	85	98
Transfers to disposal groups	(8)	(12)
Currency translation and other adjustments		2
Transfers from/to fellow subsidiaries	2
Additions	3	3
Disposals and write-off of fully depreciated assets	(4)	(6)
At 31 December	78	85	98
Short leasehold premises | Cost | Bank
Property, plant and equipment
At 1 January	496	496
Transfers to disposal groups	(1)
Transfers from/to fellow subsidiaries	5
Additions	19	9
Disposals and write-off of fully depreciated assets	(173)	(9)
At 31 December	346	496	496
Short leasehold premises | Accumulated impairment, depreciation and amortisation
Property, plant and equipment
At 1 January	32	40
Transfers to disposal groups	(4)	(8)
Currency translation and other adjustments		1
Disposals and write-off of fully depreciated assets	(3)	(3)
At 31 December	28	32	40
Short leasehold premises | Accumulated impairment, depreciation and amortisation | Bank
Property, plant and equipment
At 1 January	360	331
Disposals and write-off of fully depreciated assets	(139)	(5)
Charge for the year		34
At 31 December	243	360	331
Short leasehold premises | Accumulated impairment, depreciation and amortisation | Continuing operations
Property, plant and equipment
Charge for the year	3	2
Computers leasehold premises
Property, plant and equipment
At 1 January	141
At 31 December	106	141
Computers leasehold premises | Bank
Property, plant and equipment
At 1 January	99
Transfers from/to fellow subsidiaries	7
Charge for the year	9
At 31 December	101	99
Computers leasehold premises | Cost
Property, plant and equipment
At 1 January	531	587
Transfers to disposal groups	(12)	(55)
Currency translation and other adjustments		55
Transfers from/to fellow subsidiaries	8	(18)
Additions	19	11
Disposals and write-off of fully depreciated assets	(180)	(49)
At 31 December	366	531	587
Computers leasehold premises | Cost | Bank
Property, plant and equipment
At 1 January	107	67
Transfers to disposal groups	(3)
Transfers from/to fellow subsidiaries	9
Additions	15	41
Disposals and write-off of fully depreciated assets	(3)	(1)
At 31 December	125	107	67
Computers leasehold premises | Accumulated impairment, depreciation and amortisation
Property, plant and equipment
At 1 January	390	392
Transfers to disposal groups	(11)	(33)
Currency translation and other adjustments		37
Transfers from/to fellow subsidiaries	4	(8)
Disposals and write-off of fully depreciated assets	(146)	(38)
At 31 December	260	390	392
Computers leasehold premises | Accumulated impairment, depreciation and amortisation | Bank
Property, plant and equipment
At 1 January	8	1
Charge for the year		7
At 31 December	24	8	1
Computers leasehold premises | Accumulated impairment, depreciation and amortisation | Continuing operations
Property, plant and equipment
Charge for the year	23	36
Computers leasehold premises | Accumulated impairment, depreciation and amortisation | Discontinued Operations
Property, plant and equipment
Charge for the year		4
Other equipment
Property, plant and equipment
At 1 January	121
At 31 December	118	121
Other equipment | Cost
Property, plant and equipment
At 1 January	420	405
Transfers to disposal groups	(205)	(54)
Currency translation and other adjustments	(21)	70
Transfers from/to fellow subsidiaries	17	(30)
Additions	19	52
Disposals and write-off of fully depreciated assets	(12)	(23)
At 31 December	218	420	405
Other equipment | Accumulated impairment, depreciation and amortisation
Property, plant and equipment
At 1 January	299	272
Transfers to disposal groups	(199)	(45)
Currency translation and other adjustments	(20)	102
Transfers from/to fellow subsidiaries	13	(24)
Disposals and write-off of fully depreciated assets	(7)	(20)
At 31 December	100	299	£ 272
Other equipment | Accumulated impairment, depreciation and amortisation | Continuing operations
Property, plant and equipment
Charge for the year	13	12
Other equipment | Accumulated impairment, depreciation and amortisation | Discontinued Operations
Property, plant and equipment
Charge for the year	1	£ 2
Operating lease assets
Property, plant and equipment
At 31 December	596
Operating lease assets | Cost
Property, plant and equipment
Transfers from/to fellow subsidiaries	1,291
Additions	199
Disposals and write-off of fully depreciated assets	(446)
At 31 December	1,044
Operating lease assets | Accumulated impairment, depreciation and amortisation
Property, plant and equipment
Transfers from/to fellow subsidiaries	571
Disposals and write-off of fully depreciated assets	(265)
At 31 December	448
Operating lease assets | Accumulated impairment, depreciation and amortisation | Continuing operations
Property, plant and equipment
Charge for the year	£ 142